Assets And Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT	$ 0	[1]	$ 9,684	[1]
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT			9,684
Interest rate swap contracts	3,364		6,288
Fair Value, Measurements, Recurring | Carrying amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT			9,684
Interest rate swap contracts	3,364		6,288
Fair Value, Measurements, Recurring | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity security of JYT			9,684
Interest rate swap contracts	$ 3,364		$ 6,288

[1]	Available-for-sale equity security